Note 4 - Revenue From Contracts With Customer - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 3,249,072	$ 2,772,415
FirstService Residential Segment [Member]
Revenues	1,585,431	1,415,121
FirstService Brands Segment [Member]
Revenues	1,663,641	1,357,294
FirstService Brands Segment [Member] | Franchisor Owned Outlet [Member]
Revenues	1,482,701	1,216,254
FirstService Brands Segment [Member] | Franchisor [Member]
Revenues	176,341	136,746
FirstService Brands Segment [Member] | Franchise [Member]
Revenues	$ 4,599	$ 4,294